                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /    /       (a)
                                    ---- ---- ----

                  or fiscal year ending:  12/31/02   (b)

Is this a transition report? (Y/N)     N
                                    ------

Is this an amendment to a previous filing? (Y/N)      N
                                                   -------

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.  Registrant Name:  WRL Series Life Corporate Account

     B.  File Number: 811-08833

     C.  Telephone Number: (319) 247-6115


2.   A.  Street:  4333 Edgewood Road NE

     B.  City: Cedar Rapids  C. State:  IA   D. Zip Code:  52499        Zip Ext:

     E.  Foreign Country:                       Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)   N
                                                                ----------------


4.   Is this the last filing on this form by Registrant? (Y/N)    N
                                                               -----------------


5.   Is Registrant a small business investment company (SBIC)? (Y/N)    N
                                                                     -----------
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)           Y
                                                        ------------------------
     [If answer if "Y" (Yes), complete only items 111 through 132.]

7.   A.    Is Registrant a series or multiple portfolio company? (Y/N)
                                                                       ---------
     [If answer is "N" (No), go to item 8.]


     B.    How many separate series or portfolios did Registrant have at the end of the period?
                             ---------------------------------------------------

                                                         If filing more than one
                                                            Page 2, "X" box: [ ]

For period ending  12/31/02
                           -----------------

File number 811-08833
                     -----------------------

123.   [ ]        State the total value of the additional units considered in
                  answering item 122 ($000's) omitted.            $83,888
                                                       ------------------------

124.   [ ]        State the total value of units of prior series that were
                  placed in the portfolios of subsequent series during the
                  current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's
                  omitted)                                            $0
                           ------------------------------------------ ----------

125.   [ ]        State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
                  principal underwriter and any underwriter which is an
                  affiliated person of the principal underwriter during the
                  current period solely from the sale of units of all series of
                  Registrant ($000's omitted)                          $0
                                             ------------------------- --------

126.              Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
                  Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
                  subsequent series.) ($000's omitted)                $0
                                                       -------------- ---------

127.              List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the
                  aggregate total assets at market value as of the date at or near the end of the current period of each such group of
                  series and the total income distributions made by each such group of series during the current period (excluding
                  distributions of realized gains, if any):           $
                                                           ---------   --------


                                                                  Number of    Total Assets        Total Income
                                                                    Series       ($000's           Distributions
                                                                  Investing      omitted)        ($000's omitted)
                                                                  ---------   -------------      ----------------

A.       U.S. Treasury direct issue                                            $                  $
                                                                  --------      ------------       ------------
B.       U.S. Government agency                                                $                  $
                                                                  --------      ------------       ------------

C.       State and municipal tax-free                                          $                  $
                                                                  --------      ------------       ------------

D.       Public utility debt                                                   $                  $
                                                                  --------      ------------       ------------

E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent                                   $                  $
                                                                  --------      ------------       ------------

F.       All other corporate intermed. & long-term debt                        $                  $
                                                                  --------      ------------       ------------

G.       All other corporate short-term debt                                   $                  $
                                                                  --------      ------------       ------------

H.       Equity securities of brokers or dealers
         or parents of brokers or dealers                                      $                  $
                                                                  --------      ------------       ------------

I.       Investment company equity securities                                  $                  $
                                                                  --------      ------------       ------------

J.       All other equity securities                                           $ 93,714           $ 1,091
                                                                  --------      ------------       ------------

K.       Other securities                                                      $                  $
                                                                  --------      ------------       ------------

L.       Total assets of all series of registrant                              $  93,714          $ 1,091
                                                                  --------      ------------       ------------

                                                         If filing more than one
                                                            Page 51, "X" box: []
For period ending 12/31/02
                          -----------------

File number 811-08833
                     -----------------------


128.   []         Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
                  other than the issuer? (Y/N)                               N
                                              --------------------------------
                                                                            Y/N

                  [If answer is "N" (No), go to item 131.]

129.   []         Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                  ----------------------------
                                                                            Y/N

                  [If answer is "N" (No), go to item 131.]

130.   []         In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                             -----------------
                                                                          Y/N

131.              Total expenses incurred by all series of Registrant during the
                  current reporting period ($000's omitted)                $ 251
                                                           ---------------  ----


132.   []         List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                  811-08833      811-         811-         811-          811-

                  811-           811-         811-         811-          811-

                  811-           811-         811-         811-          811-

                  811-           811-         811-         811-          811-

                  811-           811-         811-         811-          811-

                  811-           811-         811-         811-          811-

                  811-           811-         811-         811-          811-

                  811-           811-         811-         811-          811-

                  811-           811-         811-         811-          811-

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the registrant in the City of Cedar Rapids and the State of Iowa and in the capacities and on the dates indicated.

                           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                           By:      s/James R. Trefz
                              ----------------------------------------------
                           Title:  Vice President
                                 -------------------------------------------


Date              02/25/03
         ---------------------------

Witness:


         s/Ken Turnquist
------------------------------------------
Asst. Vice President
Western Reserve Life Assurance Co. of Ohio